Cost of revenue (exclusive of depreciation and amortization)	12 Months Ended
Dec. 31, 2018
Cost of revenue (exclusive of depreciation and amortization)
Cost of revenue (exclusive of depreciation and amortization)

23.Cost of revenue (exclusive of depreciation and amortization)

Cost of revenue (exclusive of depreciation and amortization) for the years ended December 31 was as follows:

	2016	2017	2018
Transaction costs	6,490	6,756	9,324
Payroll and related taxes	1,377	2,059	4,176
Other expenses	779	948	1,629
Total cost of revenue (exclusive of depreciation and amortization)	8,646	9,763	15,129